UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                   Investment Company Act file number 811-6001

                      Oppenheimer Global Opportunities Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS   December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.6%
--------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.4%
--------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.4%
Bayerische Motoren Werke AG                                                  300,000    $    13,517,738
--------------------------------------------------------------------------------------------------------
Hero Honda Motors Ltd.                                                     1,000,000         13,137,796
--------------------------------------------------------------------------------------------------------
Porsche AG, Preferred                                                         90,000         57,092,565
                                                                                        ----------------
                                                                                             83,748,099
--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.8%
Accor SA                                                                     500,000         21,890,716
--------------------------------------------------------------------------------------------------------
Krispy Kreme Doughnuts, Inc. 1,2                                           5,000,000         63,000,000
--------------------------------------------------------------------------------------------------------
Six Flags, Inc. 1                                                          2,000,000         10,740,000
                                                                                        ----------------
                                                                                             95,630,716
--------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.9%
Sanyo Electric Co. Ltd.                                                    9,000,000         31,092,027
--------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.3%
Amazon.com, Inc. 1                                                         1,000,000         44,290,000
--------------------------------------------------------------------------------------------------------
MEDIA--5.6%
Pixar, Inc. 1                                                                200,000         17,122,000
--------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1,3                                          20,000,000        153,000,000
--------------------------------------------------------------------------------------------------------
Toei Animation Co. Ltd.                                                      200,000          8,392,700
--------------------------------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                                             400,000         13,936,000
                                                                                        ----------------
                                                                                            192,450,700
--------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.2%
Camaieu                                                                      200,000         19,899,416
--------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                              1,800,000         62,705,029
--------------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA                                              1,000,000         29,495,718
                                                                                        ----------------
                                                                                            112,100,163
--------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.2%
Luxottica Group SpA                                                        2,002,121         40,766,308
CONSUMER STAPLES--3.8%
--------------------------------------------------------------------------------------------------------
BEVERAGES--0.9%
Ito En Ltd.                                                                  600,000         31,150,581
--------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.5%
Nestle SA                                                                     20,000          5,232,609
--------------------------------------------------------------------------------------------------------
Thorntons plc 2                                                            4,300,000         12,383,366
                                                                                        ----------------
                                                                                             17,615,975
--------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.8%
Kao Corp.                                                                  1,000,000         25,568,459
--------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.6%
Gillette Co.                                                                 100,000          4,478,000
--------------------------------------------------------------------------------------------------------
L'Oreal SA                                                                   300,000         22,774,229
--------------------------------------------------------------------------------------------------------
Shiseido Co. Ltd.                                                          2,000,000         28,964,575
                                                                                        ----------------
                                                                                             56,216,804
FINANCIALS--13.3%
--------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.4%
Northern Trust Corp.                                                         300,000         14,574,000
--------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--6.0%
Anglo Irish Bank Corp.                                                     1,000,000         24,330,570
--------------------------------------------------------------------------------------------------------


                   1 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS   December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Banco Bradesco SA, Sponsored ADR                                             600,000    $    15,036,000
--------------------------------------------------------------------------------------------------------
Banco Comercial Portugues SA                                              12,000,000         30,827,783
--------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                                       600,700         38,685,080
--------------------------------------------------------------------------------------------------------
Itausa-Investimentos Itau SA, Preference                                   5,101,303          8,835,088
--------------------------------------------------------------------------------------------------------
Nordbanken Holding AB                                                      3,500,000         35,287,567
--------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                           300,000         17,232,000
--------------------------------------------------------------------------------------------------------
Sumitomo Trust & Banking Co. Ltd. (The)                                    5,000,000         36,156,924
                                                                                        ----------------
                                                                                            206,391,012
--------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.0%
Mediobanca SpA                                                             2,003,300         32,430,750
--------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.1%
Citigroup, Inc.                                                              500,000         24,090,000
--------------------------------------------------------------------------------------------------------
Instinet Group, Inc. 1                                                     2,000,000         12,060,000
--------------------------------------------------------------------------------------------------------
MLP AG                                                                     1,800,000         35,623,216
                                                                                        ----------------
                                                                                             71,773,216
--------------------------------------------------------------------------------------------------------
INSURANCE--2.6%
Assicurazioni Generali SpA                                                 1,000,000         33,940,465
--------------------------------------------------------------------------------------------------------
Aviva plc                                                                  2,036,886         24,558,699
--------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                  200,000         15,380,000
--------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                   300,000         16,488,000
                                                                                        ----------------
                                                                                             90,367,164
--------------------------------------------------------------------------------------------------------
REAL ESTATE--1.2%
Mitsubishi Estate Co. Ltd.                                                 3,000,000         35,241,636
--------------------------------------------------------------------------------------------------------
Solidere, GDR 1,4                                                          1,000,000          7,500,000
                                                                                        ----------------
                                                                                             42,741,636
HEALTH CARE--24.5%
--------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--7.6%
Affymetrix, Inc. 1                                                         1,300,000         47,515,000
--------------------------------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc. 1,2                                          2,500,000         63,000,000
--------------------------------------------------------------------------------------------------------
Chiron Corp. 1                                                             1,000,000         33,330,000
--------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc. 1                                         1,000,000         12,120,000
--------------------------------------------------------------------------------------------------------
Myriad Genetics, Inc. 1                                                    1,300,000         29,263,000
--------------------------------------------------------------------------------------------------------
Neurogen Corp. 1,2                                                         2,000,000         18,720,000
--------------------------------------------------------------------------------------------------------
Neurogen Corp. 1,2,5                                                       200,000          1,872,000
--------------------------------------------------------------------------------------------------------
Q-Med AB                                                                     999,975         27,537,157
--------------------------------------------------------------------------------------------------------
Telik, Inc. 1                                                                500,000          9,570,000
--------------------------------------------------------------------------------------------------------
Wyeth                                                                        500,000         21,295,000
                                                                                        ----------------
                                                                                            264,222,157
--------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.7%
Analogic Corp. 2                                                             700,000         31,353,000
--------------------------------------------------------------------------------------------------------
bioMerieux 1                                                                 647,900         28,533,315
--------------------------------------------------------------------------------------------------------
Carl Zeiss Meditec AG 1                                                      387,175          7,183,551
--------------------------------------------------------------------------------------------------------
Elekta AB, B Shares 1                                                        600,000         17,290,156
--------------------------------------------------------------------------------------------------------
GN Store Nord AS                                                           4,000,000         43,124,320
                                                                                        ----------------
                                                                                            127,484,342


                   2 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS   December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.8%
Nicox SA 1,2                                                               5,077,849    $    28,781,610
--------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--12.4%
H. Lundbeck AS                                                             2,800,000         62,420,627
--------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                          2,000,000         64,280,000
--------------------------------------------------------------------------------------------------------
Nektar Therapeutics 1,2                                                   12,000,000        242,880,000
--------------------------------------------------------------------------------------------------------
UCB SA                                                                       900,000         45,752,345
--------------------------------------------------------------------------------------------------------
Vicuron Pharmaceuticals, Inc. 1                                              700,000         12,187,000
                                                                                        ----------------
                                                                                            427,519,972
INDUSTRIALS--6.8%
--------------------------------------------------------------------------------------------------------
AIRLINES--2.6%
Continental Airlines, Inc., Cl. B 1                                        2,000,000         27,080,000
--------------------------------------------------------------------------------------------------------
easyJet plc 1                                                              8,000,000         28,836,924
--------------------------------------------------------------------------------------------------------
JetBlue Airways Corp. 1                                                    1,500,000         34,830,000
                                                                                        ----------------
                                                                                             90,746,924
--------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.9%
Secom Co. Ltd.                                                               800,000         32,009,369
--------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Schneider Electric SA                                                        200,000         13,918,717
--------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.5%
Siemens AG                                                                   600,000         50,857,687
--------------------------------------------------------------------------------------------------------
MACHINERY--0.9%
Danaher Corp.                                                                400,000         22,964,000
--------------------------------------------------------------------------------------------------------
IWKA AG                                                                      313,706          8,634,697
                                                                                        ----------------
                                                                                             31,598,697
--------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Yellow Roadway Corp. 1                                                       300,000         16,713,000
INFORMATION TECHNOLOGY--24.0%
--------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.1%
JDS Uniphase Corp. 1                                                       5,000,000         15,850,000
--------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                               301,600         12,787,840
--------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares 1                               15,000,000         47,852,650
--------------------------------------------------------------------------------------------------------
Uniden Corp.                                                               1,500,000         29,569,630
                                                                                        ----------------
                                                                                            106,060,120
--------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.4%
Sun Microsystems, Inc. 1                                                   5,000,000         26,900,000
--------------------------------------------------------------------------------------------------------
Synaptics, Inc. 1                                                            700,000         21,406,000
                                                                                        ----------------
                                                                                             48,306,000
--------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.9%
Electrocomponents plc                                                     10,000,000         54,669,201
--------------------------------------------------------------------------------------------------------
Epcos AG 1                                                                 2,000,000         30,009,531
--------------------------------------------------------------------------------------------------------
Identix, Inc. 1                                                            1,000,000          7,380,000
--------------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                                500,000         28,057,205
--------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                  300,000         36,566,800
--------------------------------------------------------------------------------------------------------
Shimadzu Corp.                                                             2,000,000         12,101,103
                                                                                        ----------------
                                                                                            168,783,840


                   3 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS   December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.7%
EarthLink, Inc. 1                                                          2,000,000    $    23,040,000
--------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.5%
Canon, Inc.                                                                  300,000         16,247,061
--------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--9.6%
Advanced Micro Devices, Inc. 1                                            10,468,800        230,522,976
--------------------------------------------------------------------------------------------------------
ARM Holdings plc                                                          10,000,000         21,214,914
--------------------------------------------------------------------------------------------------------
Cree, Inc. 1                                                                 800,000         32,064,000
--------------------------------------------------------------------------------------------------------
Transmeta Corp. 1,2                                                       17,000,000         27,710,000
--------------------------------------------------------------------------------------------------------
TriQuint Semiconductor, Inc. 1                                             5,000,000         22,250,000
                                                                                        ----------------
                                                                                            333,761,890
--------------------------------------------------------------------------------------------------------
SOFTWARE--3.8%
Autonomy Corp. plc 1,2                                                    10,002,346         32,309,924
--------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                        2,000,000         17,720,000
--------------------------------------------------------------------------------------------------------
Business Objects SA 1                                                        600,000         15,202,360
--------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                            200,000         25,119,547
--------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                             4,000,000         27,000,000
--------------------------------------------------------------------------------------------------------
Siebel Systems, Inc. 1                                                     1,500,000         15,750,000
                                                                                        ----------------
                                                                                            133,101,831
MATERIALS--6.2%
--------------------------------------------------------------------------------------------------------
CHEMICALS--5.2%
Bayer AG                                                                   1,000,000         33,845,317
--------------------------------------------------------------------------------------------------------
Ciba Specialty Chemicals AG 1                                                200,000         15,214,141
--------------------------------------------------------------------------------------------------------
Clariant AG                                                                1,000,002         16,187,650
--------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                         600,000         34,638,000
--------------------------------------------------------------------------------------------------------
Imperial Chemical Industries plc                                           4,000,000         18,507,852
--------------------------------------------------------------------------------------------------------
Novozymes AS, B Shares                                                       900,000         45,719,089
--------------------------------------------------------------------------------------------------------
Symyx Technologies, Inc. 1                                                   500,000         15,040,000
                                                                                        ----------------
                                                                                            179,152,049
--------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.5%
Lafarge SA                                                                   200,000         19,301,346
--------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
Holmen AB, B Shares                                                          500,000         17,305,204

TELECOMMUNICATION SERVICES--1.9%
--------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.9%
FastWeb SpA 1                                                                500,000         28,802,501
--------------------------------------------------------------------------------------------------------
Telewest Global, Inc. 1                                                    2,000,000         35,160,000
                                                                                        ----------------
                                                                                             63,962,501
UTILITIES--0.7%
--------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Iberdrola SA                                                               1,000,000         25,417,969
                                                                                        ----------------
Total Common Stocks (Cost $2,706,140,987)                                                 3,407,199,896

                                                                               UNITS
--------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. Wts., Exp. 5/15/09 1,5 (Cost $880,147)           18,000                180


                   4 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND


OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS   December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                            DATE             STRIKE        CONTRACTS              VALUE
--------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.1%
--------------------------------------------------------------------------------------------------------
Crude Oil Futures, 5/20/05
Put 1                                    5/17/05             $45.50              250     $    1,402,500
Crude Oil Futures, 5/20/05
Put 1                                    5/17/05              46.50              450          2,812,500
Crude Oil Futures, 5/20/05
Put 1                                    5/17/05              47.50              100            693,000
                                                                                        ----------------
Total Options Purchased (Cost $3,540,501)                                                     4,908,000

                                                                           PRINCIPAL
                                                                              AMOUNT
--------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.1%
--------------------------------------------------------------------------------------------------------
Undivided interest of 6.54% in joint repurchase agreement
(Principal Amount/Value $1,103,300,000, with a maturity value of
$1,103,498,594) with UBS Warburg LLC, 2.16%, dated 12/31/04, to be repurchased at $72,166,988 on 1/3/05, collateralized by Federal
National Mortgage Assn., 5%, 3/1/34, with a value of
$1,127,561,486  (Cost $72,154,000)                                    $   72,154,000         72,154,000
--------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $2,782,715,635)                               100.8%    3,484,262,076
--------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                            (0.8)      (28,867,756)
                                                                     -----------------------------------
Net Assets                                                                      100.0%   $3,455,394,320
                                                                     ===================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of December 31, 2004 amounts to $522,009,900. Transactions during the period in which the issuer was an affiliate are as follows:

                                             SHARES/UNITS                                      SHARES/UNITS
                                            SEPTEMBER 30,        GROSS            GROSS         DECEMBER 31,
                                                     2004    ADDITIONS       REDUCTIONS                 2004
------------------------------------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc.                    2,800,000          --          300,000            2,500,000
Analogic Corp.                                     700,000          --               --              700,000
Autonomy Corp. plc                              10,002,346          --               --           10,002,346
Brillian Corp.                                   1,376,475          --        1,376,475                   --
Krispy Kreme Doughnuts, Inc.                     1,000,000   4,000,000               --            5,000,000
Nektar Therapeutics                             12,000,000          --               --           12,000,000
Neurogen Corp.                                   2,000,000          --               --            2,000,000
Neurogen Corp.                                     200,000          --               --              200,000
Nicox SA                                         5,077,849          --               --            5,077,849
Sirius Satellite Radio, Inc.*                   66,116,475          --       46,116,475           20,000,000
Sirius Satellite Radio, Inc. Wts.,*
Exp. 5/15/09                                        18,000          --               --               18,000
Thorntons plc                                    4,300,000          --               --            4,300,000
Three-Five Systems, Inc.                         4,139,500          --       (4,139,500)                  --
Toyo Communication Equipment Co. Ltd.            4,000,000          --       (4,000,000)                  --
Transmeta Corp.                                 17,000,000          --               --           17,000,000


                   5 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS   December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                            UNREALIZED
                                          APPRECIATION        DIVIDEND         REALIZED
                                        (DEPRECIATION)          INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc.            $   5,899,215     $        --    $  (8,652,830)
Analogic Corp.                               2,703,769          56,000               --
Autonomy Corp. plc                         (15,375,823)             --               --
Brillian Corp.                                      --              --      (41,747,279)
Krispy Kreme Doughnuts, Inc.                 9,404,798              --               --
Nektar Therapeutics                        (20,442,419)             --               --
Neurogen Corp.                              (8,015,884)             --               --
Neurogen Corp.                              (3,128,000)             --               --
Nicox SA                                     1,082,875              --               --
Sirius Satellite Radio, Inc.*              141,457,868              --      259,920,315
Sirius Satellite Radio, Inc. Wts.,*
Exp. 5/15/09                                  (879,967)             --               --
Thorntons plc                                 (398,941)        398,529               --
Three-Five Systems, Inc.                            --              --     (132,029,399)
Toyo Communication Equipment Co. Ltd.               --              --      (42,902,362)
Transmeta Corp.                            (23,536,404)             --               --
                                         ----------------------------------------------
                                         $  88,771,087     $   454,529    $  34,588,445
                                         ==============================================

*No longer an affiliate as of December 31, 2004.

3. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes to Quarterly Statement of Investments.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $7,500,000 or 0.22% of the Fund's net assets as of December 31, 2004.

5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2004 was $1,872,180, which represents 0.05% of the Fund's net assets, of which $1,872,000 is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

GEOGRAPHIC HOLDINGS                                VALUE          PERCENT
--------------------------------------------------------------------------
United States                             $1,741,168,076            50.0%
Japan                                        376,237,617            10.8
Germany                                      236,764,302             6.8
United Kingdom                               227,640,880             6.5
Sweden                                       207,977,763             6.0
France                                       170,301,709             4.9
Denmark                                      151,264,036             4.3
Italy                                        135,940,024             3.9
Spain                                         54,913,687             1.6
Belgium                                       45,752,345             1.3
Switzerland                                   36,634,400             1.0
Portugal                                      30,827,783             0.9
Ireland                                       24,330,570             0.7
Brazil                                        23,871,088             0.7
India                                         13,137,796             0.4
Lebanon                                        7,500,000             0.2



                   6 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                          -------------------------------
Total                                     $3,484,262,076           100.0%
                                          ===============================

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $2,884,254,763
                                              ===============

Gross unrealized appreciation                 $   (2,035,264)
Gross unrealized depreciation                   (801,050,305)
                                              ---------------
Net unrealized depreciation                   $ (803,085,569)
                                              ===============


NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at


                   7 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of December 31, 2004, the Fund had outstanding foreign currency contracts as follows:

                               EXPIRATION      CONTRACT AMOUNT         VALUATION AS OF          UNREALIZED
CONTRACT DESCRIPTION                DATES               (000S)       DECEMBER 31, 2004        DEPRECIATION
----------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Euro (EUR)                  1/3/05-1/4/05                40EUR            $     54,306         $       225
Swiss Franc (CHF)                  1/4/05             4,238CHF               3,727,602              25,240
                                                                                              ------------
                                                                                                    25,465
                                                                                              ------------
CONTRACTS TO SELL
British Pound Sterling
(GBP)                              6/1/05            53,000GBP             100,885,856             670,806
Danish Krone (DKK)                6/13/05           552,310DKK             101,153,145           1,153,145
Euro (EUR)                5/13/05-6/13-05           378,823EUR             516,018,257          17,636,142
Hong Kong Dollar (HKD)             1/3/05               378HKD                  48,695                 51
Japanese Yen (JPY)                 1/4/05            16,946JPY                 165,425               2,794
Swedish Krona (SEK)               6/13/05           663,340SEK             100,112,065             112,065
                                                                                              ------------
                                                                                                19,575,003

                    8 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND


OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                                              ------------
Total unrealized depreciation                                                                 $ 19,600,468
                                                                                              ============

ILLIQUID OR RESTRICTED SECURITIES. As of December 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                 ACQUISITION                         VALUATION AS OF           UNREALIZED
SECURITY                DATE             COST      DECEMBER 31, 2004         DEPRECIATION
------------------------------------------------------------------------------------------
Neurogen Corp.       6/26/00       $5,000,000             $1,872,000           $3,128,000


                    9 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)